Acquisitions - Schedule of Fair Value Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Nov. 17, 2015	Feb. 24, 2018	Feb. 25, 2017	Jun. 02, 2016	Feb. 27, 2016
Business Acquisition [Line Items]
Goodwill		$ 1,183.3	$ 1,167.8		$ 1,131.1
Haggen Transaction
Business Acquisition [Line Items]
Inventory				$ 31.8
Other current assets				2.5
Property and equipment				89.9
Intangible assets				31.4
Total assets acquired				155.6
Capital lease obligations				35.2
Other long-term liabilities				22.7
Total liabilities assumed				57.9
Net assets purchased				97.7
Goodwill				16.1
Total purchase consideration				$ 113.8
A&P Transaction
Business Acquisition [Line Items]
Current assets, including $1.7 million in acquired cash	$ 51.1
Property and equipment	133.9
Intangible assets	67.1
Total assets acquired	252.1
Current liabilities	2.3
Capital lease obligations	71.7
Other long-term liabilities	16.2
Total liabilities assumed	90.2
Net assets purchased	161.9
Goodwill	130.8
Total purchase consideration	292.7
Cash acquired	$ 1.7